Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Subsequent Events
Subsequent Events

18.Subsequent Events

1)

On January 10, 2024, Vast appointed Mr Peter Botten as Chairman and Mr Tom Quinn as non-executive director in addition to its recently expanded Board. Refer to note 1 – General information for detailed composition of the Board.

2)

On January 12, 2024, Vast issued an additional 681,620 Ordinary Shares to Nabors Lux for a consideration of $7.0 million pursuant to the Nabors Backstop Agreement, as contemplated in the BCA. The Nabors Backstop Agreement contains a “most favoured nation clause” whereby if, prior to the six-month anniversary of the closing of the BCA, and to certain parties during the following three months, Vast completes a capital raise on more favourable terms than those in the Nabors Backstop Agreement, then the shares issued under the Nabors Backstop Agreement may be redeemable for debt or Vast may be required to issue additional equity instruments to Nabors such that the terms of the Nabors Backstop Agreement are equally as favourable. On the basis no issuance of shares has occurred as at December 31, 2023, no receivable was recorded on the Company’s statement of financial position as at December 31, 2023.

3)	On February 5, 2024, Vast moved its registered office and principal place of business to the following address:

Level 7, Suite 02, 124 Walker Street

North Sydney

NSW 2060

4)

On February 14, 2024, Vast announced, along with its consortium partner Mabanaft, that they have signed funding agreements for up to approximately AUD $40 million for SM1. As announced in January 2023, Vast will receive up to AUD $19.48 million from the Australian Renewable Energy Agency (ARENA) and Mabanaft will receive up to EUR $12.4 million from Projektträger Jülich (PtJ) on behalf of the German government after the SM1 project was selected last year as a part of the German-Australian Hydrogen Innovation and Technology Incubator (known as HyGATE).

5)

On February 15, 2024, Vast announced that on February 9, 2024, it received a notification (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company is not in compliance with the requirements to maintain a minimum Market Value of Publicly Held Shares (“MVPHS”) of $15,000,000, as set forth in Nasdaq Listing Rule 5450(b)(2)(C) (the “MVPHS Requirement”).

The Notice has no immediate effect on the listing of the Company’s ordinary shares (the “Ordinary Shares”), which continue to trade on Nasdaq under the symbol “VSTE.”

The Notice provided that, in accordance with Nasdaq Listing Rules 5810(c)(3)(D), the Company has a period of 180 calendar days from the date of the Notice, or until August 7, 2024, to regain compliance with the MVPHS Requirement. During this period, the Ordinary Shares will continue to trade on Nasdaq. Nasdaq will deem the Company to have regained compliance with the MVPHS Requirement if at any time during this compliance period the Company’s MVPHS closes at $15,000,000 or more for a minimum of ten consecutive business days.

In the event the Company does not regain compliance with the MVPHS Requirement by August 7, 2024, the Company will receive written notification from Nasdaq that the Company’s Ordinary Shares are subject to delisting. The Company is reviewing its options for regaining compliance with the MVPHS Requirement. There can be no assurance that the Company will be able to regain compliance with the MVPHS Requirement in a timely fashion, in which case its securities may be delisted from Nasdaq.

22.Subsequent Events

1)	On August 15, 2023 AgCentral Energy funded the remaining $2.5 of its $5.0 million commitment under the Senior Secured Convertible Notes Subscription Agreement.
2)

On August 16, 2023, Vast and ARENA executed a Deed of Mutual Termination and Release which terminates the funding agreement discussed in Note 21 (1) Contingent assets, liabilities & commitment, under which Vast was required to repay a proportion of funding received from ARENA.

3)	On September 7, 2023, two new wholly owned subsidiaries Vast Renewables Holdco Corp and Vast Renewables Management Services LLC were established.
4)

On September 18, 2023, Vast entered into a Subscription Agreement with Canberra Airport Group through which, subject to completion of the BCA, Vast would issue 490,179 Vast ordinary shares for a subscription amount of $5 million and a further maximum of 490,197 Vast ordinary shares for a subscription amount of $5 million (less $1 for each of $3 of additional investments).

5)

On September 19, 2023, Vast’s intention to convert to a public company was advertised in the ASIC Gazette. Accordingly, Vast will convert to a public company on October 19, 2023 and be known as Vast Renewables Limited.

6)

On December 18, 2023, Vast consummated the capital reorganization pursuant to the Business Combination Agreement, as described below in Note 23, resulting in a 11.7 to 1 share consolidation. All earnings per share and related information presented in these financial statements and footnotes 7 and 17 have been retroactively adjusted, where applicable, to reflect the impact of the share consolidation. The financial statements were recast by management on April 24, 2024 solely to give retroactive effect to the share consolidation as effected on December 18, 2023 as described above.